FORM 13F

                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2011
                                                    -----------------

Check here if Amendment [x]; Amendment Number:   3
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinker Capital, Inc.
Address: 1055 Westlakes Drive, Suite 250, Berwyn PA 19312

Form 13F File Number: 28- 14331
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  /s/ Brian Ferko
       ------------------------------------------
Title: Chief Compliance Officer
       ------------------------------------------
Phone: 610 407 5500
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Signature, Place, and Date of Signing:
/s/ Brian Ferko           Berwyn, PA        March 9, 2012
-----------------------   ----------        -----------------
[Signature]               [City, State]     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

      Form 13F File Number Name NGAM Advisors LP


      28-_5788_________ ______________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:         None
                                        ---------------

Form 13F Information Table Entry Total:    32
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Form 13F Information Table Value Total:    $220,846
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                                           (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No.  Form 13F File Number Name


      ____ 28-_________  _________________________

      [Repeat as necessary.]

                                                                                                                    VOTING AUTHORITY
                                              TITLE OF                 VALUE           SH/ PUT/  INVSTMT    OTHER
TICKER DESCRIPTION                            CLASS       CUSIP      (x$1000)   SHARES PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
GCI    GANNETT CO INC                         Common      364730101     4,541   339656 Sh          Sole             339656
IPG    INTERPUBLIC GRP CO INC                 Common      460690100     4,229   434658 Sh          Sole             434658
IAU    ISHARES GOLD TRUST ETF                 ETF         464285105     3,388   222516 Sh          Sole             222516
EWC    ISHARES MSCI CANADA ETF                ETF         464286509     3,729   140195 Sh          Sole             140195
ECH    ISHARES MSCI CHILE ETF                 ETF         464286640     8,759   151779 Sh          Sole             151779
EWJ    ISHARES MSCI JAPAN ETF                 ETF         464286848    10,754  1180497 Sh          Sole            1180497
EFA    ISHARES TR MSCI EAFE INDEX             ETF         464287465     4,643    93756 Sh          Sole              93756
SOXX   ISHARES SEMICONDUCTOR ETF              ETF         464287523    10,130   205062 Sh          Sole             205062
IYR    ISHARES TR DJ US REAL EST              ETF         464287739       377     6641 Sh          Sole               6641
ACWX   ISHARES TR MSCI ACWI EX                ETF         464288240    13,406   364206 Sh          Sole             364206
MITK   MITEK SYSTEMS INC                      Common      606710200       983   135640 Sh          Sole             135640
OMEX   ODYSSEY MARINE EXPLORATION             Common      676118102     8,666  3162958 Sh          Sole            3162958
PRU    PRUDENTIAL FINL INC                    Common      744320102     8,255   164707 Sh          Sole             164707
UAL    UNITED CONTL HLDGS INC COM             Common      910047109     7,943   420968 Sh          Sole             420968
BND    VANGUARD TOTAL BOND MARKET ETF         ETF         921937835     1,088    13035 Sh          Sole              13035
VWO    VANGUARD EMERGING MKTS ETF             ETF         922042858     5,567   145700 Sh          Sole             145700
AINV   APOLLO INVESTMENT CORP BDC             Common      03761U106     2,906   451270 Sh          Sole             451270
CMO    CAPSTEAD MORTGAGE CORP                 Common      14067E506     3,721   299183 Sh          Sole             299183
NFO    GUGGENHEIM/SABRIENT INSIDER ETF        ETF         18383M209    13,467   437401 Sh          Sole             437401
CSD    GUGGENHEIM/BEACON SPIN-OFF ETF         ETF         18383M605    13,871   589766 Sh          Sole             589766
RYJ    GUGGENHEIM/RAYMOND JAMES SB1 ETF       ETF         18383M613    14,223   692813 Sh          Sole             692813
OTP    GUGGENHEIM/OCEAN TOMO PATENT ETF       ETF         18383M704    13,653   561771 Sh          Sole             561771
MLPN   CREDIT SUISSE CUSHING 30 MLP ETN       ETN         22542D852    13,421   535365 Sh          Sole             535365
AMJ    JPMORGAN ALERIAN MLP INDEX ETN         ETN         46625H365       897    23040 Sh          Sole              23040
PSP    POWERSHARES ETF TRUST PRVT EQTY PORT   GBL LSTD    73935X195       392    49082 Sh          Sole              49082
                                              PVT EQT
TBF    PROSHARES SHORT 20+YR TREASURY         ETF         74347X849    12,802   410733 Sh          Sole             410733
IRY    SPDR INDEX SHS FDS INTL HLTH ETF       ETF         78463X681     2,692    86852 Sh          Sole              86852
RWO    SPDR DJ GLOBAL REAL ESTATE ETF         ETF         78463X749    10,691   306433 Sh          Sole             306433
DWX    SPDR S&P INTL DIVIDEND                 ETF         78463X772     3,526    75858 Sh          Sole              75858
JNK    SPDR BARCLAYS HIGH YIELD BOND ETF      ETF         78464A417     3,693    96063 Sh          Sole              96063
DIA    SPDR DOW JONES INDL AVRG ETF           ETF         78467X109    14,150   116132 Sh          Sole             116132
VTHR   VANGUARD SCOTTSDALE FDS VNG RUS3000IDX VNG RUS IDX 92206C599       283     4938 Sh          Sole               4938